Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Fixed maturity investments, trading, at fair value (Amortized cost 2019: $1,656.6; 2018: $1,952.9)	$ 1,681.0	$ 1,949.2
Short-term investments, at fair value (Amortized cost 2019: $1,090.8; 2018: $716.1)	1,085.2	715.5
Equity securities, trading, at fair value (Cost 2019: $379.2; 2018: $409.4)	405.2	380.0
Other long-term investments, at fair value (Cost 2019: $315.4; 2018: $337.6)	346.8	365.0
Cash	136.3	119.4
Restricted cash	14.3	12.8
Total investments and cash	3,668.8	3,541.9
Accrued investment income	11.2	14.1
Insurance and reinsurance premiums receivable	730.1	630.6
Reinsurance recoverable on unpaid losses	410.3	350.2
Reinsurance recoverable on paid losses	73.9	55.0
Funds held by ceding companies	293.9	186.8
Ceded unearned insurance and reinsurance premiums	162.0	159.8
Deferred acquisition costs	148.2	141.6
Deferred tax asset	166.7	202.5
Accounts receivable on unsettled investment sales	6.7	5.0
Goodwill	400.8	400.6
Intangible assets	179.8	195.6
Other assets	161.4	124.0
Total assets	6,413.8	6,007.7
Liabilities
Loss and loss adjustment expense reserves	2,331.5	2,016.7
Unearned insurance and reinsurance premiums	708.0	647.2
Ceded reinsurance payable	244.7	206.9
Funds held under reinsurance treaties	169.1	110.6
Deferred tax liability	205.9	237.4
Debt	685.2	696.8
Accounts payable on unsettled investment purchases	2.3	3.2
Other liabilities	201.3	150.5
Total liabilities	4,548.0	4,069.3
Commitments and contingencies (see Note 22)
Mezzanine equity
Series B preference shares	223.0	232.2
Total mezzanine equity	223.0	232.2
Common shareholders' equity
Common shares (shares issued and outstanding, 2019: 115,299,341, 2018: 115,151,251)	1.2	1.2
Additional paid-in surplus	1,098.2	1,089.1
Retained earnings	778.5	816.6
Accumulated other comprehensive (loss)	(237.5)	(202.4)
Total common shareholders' equity	1,640.4	1,704.5
Non-controlling interests	2.4	1.7
Total equity	1,642.8	1,706.2
Total liabilities, mezzanine equity, and equity	$ 6,413.8	$ 6,007.7